400 Howard Street
P.O.Box 7101
San Francisco, CA 94105
Tel +1 415 670 7987
Fax +1 415 618 5462
edward.baer@blackrock.com

November 21, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)
Securities Act File No. 33-97598
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filed on November 9, 2012 to the prospectuses for the iShares MSCI Belgium Capped Investable Market Index Fund (the “Fund”). The purpose of the filing is to submit the 497 filed on November 9, 2012 in XBRL for the Fund.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.